Segmented and Geographic Information and Major Customers (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cosal? Operations [Member]
Statement [Line Items]
Customer revenues percentage	45.00%	51.00%
Customer accounting percentage	91.00%
Galena Complex [Member]
Statement [Line Items]
Customer revenues percentage	46.00%	48.00%
Customer accounting percentage		99.00%